Sundry provisions (Details Narrative) - BRL (R$) R$ in Millions		1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2016	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Additional disbursement	R$ 410
Payment distributed	R$ 3,405
Written off provision amount			R$ 112
Outstanding amount			636
Current liabilities			85
Noncurrent liabilities			551
Current liabilities			28,272	R$ 24,494
Non-current liabilities			77,581	63,968
Provision For Environmental Damages [Member]
IfrsStatementLineItems [Line Items]
Current liabilities			287	99
Non-current liabilities			755	R$ 829
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Payment of other obligations			35
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Payment of other obligations			35
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Payment of other obligations			55
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Payment of other obligations			158
Leniency Agreements [Member]
IfrsStatementLineItems [Line Items]
Settlement liabilities			R$ 3,405
Federal Prosecution Office And US Swiss Authorities [Member] | Leniency Agreements [Member]
IfrsStatementLineItems [Line Items]
Settlement liabilities		R$ 3,100
Federal Prosecution Office And US Swiss Authorities [Member] | Leniency Agreements [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Settlement liabilities		R$ 957